Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010
Revenues	$ 244,840		$ 274,027		$ 221,968
Costs and expenses
Direct cost of revenues	110,992		126,076		104,677
Selling, general and administration	69,831		65,107		100,286
Depreciation and amortization	17,080		22,375		28,514
Restructuring charges, net (Note 17)	1,781		1,592		62,531
Change in fair value of embedded derivatives (Note 16)	12,020	[1]	(2,649)	[1]	(13,050)	[1]
Other expenses, net (Note 18)	32,041		8,549		25,057
Total costs and expenses	243,745		221,050		308,015
Operating income (loss) from continuing operations	1,095		52,977		(86,047)
Interest expense	(4,406)		(2,499)		(5,522)
Interest and dividend income	6,835		10,274		8,590
Equity loss (Note 7)			(128)		(650)
Income (loss) from continuing operations before income taxes	3,524		60,624		(83,629)
Income tax expense (recovery) (Note 19)
-current	(5,744)		13,456		(8,306)
-deferred	38,137		3,666		8,493
	32,393		17,122		187
(Loss) income from continuing operations	(28,869)		43,502		(83,816)
Loss from discontinued operations, net of income taxes			(26,655)		(148,194)
Net (loss) income	$ (28,869)		$ 16,847		$ (232,010)
Basic and diluted (loss) earnings per share (Note 14)
- from continuing operations (in Dollars per share)	$ (0.47)		$ 0.67		$ (0.94)
- from discontinued operations (in Dollars per share)			$ (0.41)		$ (1.66)
Basic and diluted (loss) earnings per share (in Dollars per share)	$ (0.47)		$ 0.26		$ (2.60)

[1]	Excludes unrealized loss for embedded derivatives related to the discontinued operations of $0.5 million for the year ended October 31, 2010.